REVENUE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 56,103,853	$ 37,809,465	$ 29,055,306
CHINA
Revenues	32,448,406	25,189,442	25,079,876
TAIWAN
Revenues	16,483,094	7,625,820	2,086,833
SINGAPORE
Revenues	5,432,908	3,179,731
Americas [Member]
Revenues	832,352	545,583	789,946
Others [Member]
Revenues	$ 907,093	$ 1,268,889	$ 1,098,651